INCOME TAXES (Details 1)	12 Months Ended
Dec. 31, 2015
Statutory federal tax rate	(34.00%)
State, taxes, net of federal benefit	(5.60%)
Permanent differences:
Financing costs - Warrant amortization	0.80%
LIBB earnings before merger with Cullen	8.10%
Valuation allowance	30.70%
Effective tax rate	0.00%